Loans and borrowings - Terms and repayment schedule (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings
Carrying amount of loans and borrowings	¥ 6,948	¥ 20,594
Within 1 year or on demand
Disclosure of detailed information about borrowings
Carrying amount of loans and borrowings	445	13,669
More than 1 year but less than 2 years
Disclosure of detailed information about borrowings
Carrying amount of loans and borrowings	650	442
More than 2 years but less than 5 years
Disclosure of detailed information about borrowings
Carrying amount of loans and borrowings	5,853	1,297
After 1 year but within 5 years
Disclosure of detailed information about borrowings
Carrying amount of loans and borrowings	¥ 6,503	6,925
More than 5 years
Disclosure of detailed information about borrowings
Carrying amount of loans and borrowings		¥ 5,186